Long-term debt - Covenant amendment (Details) $ in Millions, R in Billions	Jun. 30, 2021 ZAR (R)	Jun. 30, 2021 USD ($)	Dec. 31, 2020
Long-term debt
Net debt to EBITDA under the debt covenant	3.0	3.0	4.0
Revolving credit facility, repayable November 2024
Long-term debt
Borrowings maximum capacity, target	R 40.6	$ 2,845